Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenue	$ 3,175,809	$ 3,098,733	$ 1,081,095
Total revenue	3,175,809	3,098,733	1,081,095
Cost of revenue	2,146,215	2,046,200	769,967
Total cost of revenue	2,146,215	2,046,200	769,967
Gross profit	1,029,594	1,052,533	311,128
Operating expenses:
Selling expense	90,659	91,370	74,278
General and administrative expense	4,269,092	4,002,346	3,541,872
Stock-based compensation expense	3,040,000
Impairment of long-lived assets other than goodwill		6,833
Impairment of goodwill			355,570
Total operating expenses	7,399,751	4,100,549	3,971,720
Loss from operations	(6,370,157)	(3,048,016)	(3,660,592)
Interest expense (income)	(14,276)	43,081	(14,518)
Other income (expense)	493,040	37,909	(670,883)
Investment (loss) income, net	(2,644,576)	4,161,093	275,866
Total other (expenses) income	(2,165,812)	4,242,083	(409,535)
Income (loss) before income tax provision	(8,535,969)	1,194,067	(4,070,127)
Income tax provision
Net income (loss) from continuing operations	(8,535,969)	1,194,067	(4,070,127)
Net loss from discontinued operations of Tiandihui	(15,095,547)	(339,054)	(2,645,831)
Net (loss) income	(23,631,516)	855,013	(6,715,958)
Less: Net income (loss) attributable to non-controlling interest	(5,344)	51,313	(595,650)
Net income (loss) attributable to TDH Holdings, Inc.	(23,626,172)	803,700	(6,120,308)
Comprehensive income (loss)
Net (loss) income	(23,626,172)	803,700	(6,120,308)
Other comprehensive income (loss)
Foreign currency translation adjustment	(523,315)	888,951	(247,807)
Total comprehensive income (loss)	(24,149,487)	1,692,651	(6,368,115)
Less: Comprehensive income (loss) attributable to noncontrolling interest	(5,344)	51,313	(595,650)
Comprehensive income ( loss) attributable to TDH Holdings, Inc.	$ (24,144,143)	$ 1,641,338	$ (5,772,465)
Earnings (loss) per common share attributable to TDH Holdings, Inc.
Basic (in Dollars per share)	$ (2.29)	$ 0.1	$ (1.17)
Diluted (in Dollars per share)	$ (2.29)	$ 0.1	$ (1.17)
Weighted average common shares outstanding
Basic (in Shares)	10,323,268	8,019,208	5,218,681
Diluted (in Shares)	10,323,268	8,019,208	5,218,681